UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

                                                     Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                             Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

Portfolio of Investments — November 30, 2013 (unaudited)

Par Value		Value

U.S. GOVERNMENT AGENCY SECURITIES - 42.58%
	Federal Farm Credit Bank - 2.21%
$1,700,000	0.148%, 08/15/14 (a)	$1,699,760
200,000	0.135%, 11/12/14 (a)	200,000

		1,899,760

	Federal Home Loan Bank - 27.55%
1,200,000	0.140%, 01/08/14	1,199,985
1,000,000	0.138%, 04/11/14 (a)	1,000,137
1,000,000	0.110%, 05/29/14	999,923
5,000,000	0.136%, 06/24/14 (a)	4,999,147
6,500,000	0.144%, 06/27/14 (a)	6,499,436
1,000,000	0.190%, 07/25/14	1,000,049
1,000,000	0.245%, 07/25/14	1,000,000
800,000	0.170%, 09/16/14	799,890
800,000	0.125%, 09/23/14	799,760
1,120,000	0.125%, 09/26/14	1,119,377
300,000	0.245%, 10/07/14	300,000
4,000,000	0.080%, 03/17/14	3,999,761

		23,717,465

	Federal Home Loan Mortgage Corporation - 6.87%
2,000,000	0.130%, 02/07/14	1,999,934
3,900,000	1.375%, 02/25/14	3,911,347

		5,911,281

	Federal National Mortgage Association - 5.95%
5,107,000	1.250%, 02/27/14	5,120,699

	Total U.S. Government Agency Securities	36,649,205

	(Cost $36,649,205)

U.S. TREASURY OBLIGATIONS - 5.99%
	United States Treasury Notes & Bonds - 5.99%
100,000	0.250%, 05/31/14	100,068
5,000,000	2.250%, 05/31/14	5,052,546

		5,152,614

	Total U.S. Treasury Obligations	5,152,614

	(Cost $5,152,614)

U.S. GOVERNMENT-BACKED OBLIGATION - 2.90%
2,500,000	Wells Fargo Bank
	0.342%, 12/19/14 (a)	2,500,000

	U.S. Government-Backed Obligation	2,500,000

	(Cost $2,500,000)

REPURCHASE AGREEMENTS - 49.61%
10,000,000	Barclays, 0.070%, Dated 11/29/13, matures 12/02/13, repurchase price $10,000,039 (collateralized by $10,204,600 par amount of U.S. Treasury Bills with an interest rate of 0.000% due 12/12/13 to 05/08/14, total market value $10,200,008)	10,000,000
19,000,000	BNP Paribas, 0.090%, Dated 11/29/13, matures 12/02/13, repurchase price $19,000,095 (collateralized by $21,417,270 par amount of a U.S. Government Obligation with an interest rate of 3.500% due 07/01/42, total market value $19,380,001)	19,000,000

Par Value		Value

$12,700,000	Deutsche Bank, 0.090%, Dated 11/29/13, matures 12/02/13, repurchase price $12,700,064 (collateralized by $15,856,241 par amount of U.S. Government Obligations with interest rates of 3.000% to 5.000% due 08/01/41 to 08/01/43, total market value $12,954,002)	$12,700,000
1,000,000	Deutsche Bank, 0.110%, Dated 09/04/13, matures 01/21/14, repurchase price $1,000,006 (collateralized by $1,095,837 par amount of U.S. Government Obligations and a U.S. Treasury Note with interest rates of 0.250% to 3.000% due 08/15/15 to 03/01/43, total market value $1,020,030)	1,000,000

	Total Repurchase Agreements	42,700,000

	(Cost $42,700,000)
	Total Investments - 101.08%	87,001,819

	(Cost $87,001,819) (b)
	Net Other Assets and Liabilities - (1.08)%	(929,972)

	Net Assets - 100.00%	$86,071,847

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	At November 30, 2013, cost is identical for book and federal income tax purposes.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2013 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.25%
	Federal National Mortgage Association - 0.25%
$157,418	Series 2001-W4, Class AV1 0.446%, 02/25/32 (a)	$152,429
230,577	Series 2002-W2, Class AV1 0.426%, 06/25/32 (a)	227,151
1,133,791	Series 2002-T7, Class A1 0.386%, 07/25/32 (a)	1,093,706

	Total Asset-Backed Securities	1,473,286

	(Cost $1,521,897)

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.16%
	Federal Home Loan Mortgage Corporation REMIC - 7.75%
18,090	Series 1009, Class D 0.768%, 10/15/20 (a)	18,163
47,054	Series 1066, Class P 1.068%, 04/15/21 (a)	47,667
66,085	Series 1222, Class P 2.170%, 03/15/22 (a) (b)	68,394
145,168	Series 1250, Class J 7.000%, 05/15/22 (b)	159,143
70,737	Series 1448, Class F 1.568%, 12/15/22 (a) (d)	72,660
1,322,963	Series 3777, Class DA 3.500%, 10/15/24 (d)	1,383,762
4,780,030	Series 2977, Class M 5.000%, 05/15/25 (b)	5,176,741
4,546,197	Series 3694, Class AG 3.500%, 11/15/27 (d)	4,600,843
6,370,231	Series 3346, Class FT 0.518%, 10/15/33 (a) (b)	6,372,537
1,019,720	Series 3084, Class FN 0.668%, 12/15/34 (a) (d)	1,023,263
3,570,347	Series 3033, Class CI 5.500%, 01/15/35 (b)	3,751,113
5,025,477	Series 3208, Class FH 0.568%, 08/15/36 (a)	5,038,651
471,820	Series 3231, Class FB 0.518%, 10/15/36 (a)	471,996
704,218	Series 3827, Class J 4.000%, 11/15/36 (d)	709,065
383,431	Series 3314, Class FC 0.568%, 12/15/36 (a)	384,219
3,977,993	Series 3545, Class FA 1.018%, 06/15/39 (a)	4,033,980
1,061,684	Series 3830, Class FD 0.528%, 03/15/41 (a)	1,063,440
1,083,038	Series 3827, Class KF 0.538%, 03/15/41 (a)	1,082,908
343,690	Series 3868, Class FA 0.568%, 05/15/41 (a)	344,024
9,569,407	Series 4109, Class EC 2.000%, 12/15/41 (d)	9,617,894

		45,420,463

	Federal National Mortgage Association REMIC - 9.05%
2,997	Series 1993-225, Class WC 6.500%, 12/25/13 (b)	2,997
2,154,183	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	2,242,658
311,069	Series 1990-145, Class A 1.104%, 12/25/20 (a)	316,322

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$386,522	Series 1991-67, Class J 7.500%, 08/25/21 (b)	$435,619
310,273	Series 1992-137, Class F 1.166%, 08/25/22 (a)	315,072
381,675	Series 1993-27, Class F 1.316%, 02/25/23 (a) (c)	388,313
201,363	Series 1998-21, Class F 0.460%, 03/25/28 (a)	200,561
3,542,929	Series 2011-137, Class A 4.000%, 06/25/29 (d)	3,687,778
335,213	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	398,135
353,649	Series 2000-32, Class Z 7.500%, 10/18/30	412,267
2,652,753	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	2,712,290
1,192,576	Series 2005-102, Class DF 0.466%, 11/25/35 (a)	1,189,517
688,430	Series 2006-45, Class TF 0.566%, 06/25/36 (a)	689,950
884,841	Series 2006-79, Class PF 0.566%, 08/25/36 (a) (b)	888,263
712,046	Series 2006-76, Class QF 0.566%, 08/25/36 (a) (b)	715,062
1,671,552	Series 2006-111, Class FA 0.546%, 11/25/36 (a)	1,675,265
617,171	Series 2007-75, Class VF 0.616%, 08/25/37 (a)	617,437
1,558,339	Series 2007-85, Class FC 0.706%, 09/25/37 (a)	1,567,368
945,223	Series 2007-86, Class FC 0.736%, 09/25/37 (a)	951,463
905,863	Series 2007-92, Class OF 0.736%, 09/25/37 (a)	911,580
2,502,674	Series 2007-91, Class FB 0.766%, 10/25/37 (a)	2,528,201
1,085,510	Series 2007-99, Class FD 0.766%, 10/25/37 (a)	1,094,088
1,740,102	Series 2010-89, Class CF 0.616%, 02/25/38 (a)	1,730,864
284,455	Series 2009-84, Class WF 1.266%, 10/25/39 (a)	287,213
3,664,457	Series 2010-123, Class FL 0.596%, 11/25/40 (a)	3,675,264
8,659,347	Series 2011-110, Class FE 0.566%, 04/25/41 (a) (b)	8,675,519
1,146,035	Series 2011-59, Class FW 0.526%, 07/25/41 (a)	1,147,767
1,377,461	Series 2011-63, Class FG 0.616%, 07/25/41 (a)	1,382,585
2,457,837	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	2,493,832
9,666,789	Series 2008-22, Class FD 1.006%, 04/25/48 (a)	9,719,531

		53,052,781

	National Credit Union Administration - 1.36%
862,385	Series 2010-R2, Class 1A 0.539%, 11/06/17 (a)	864,170
678,829	Series 2011-R1, Class 1A 0.619%, 01/08/20 (a)	682,515
2,267,979	Series 2011-R2, Class 1A 0.569%, 02/06/20 (a)	2,276,661

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2013 (unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$905,015	Series 2011-R4, Class 1A 0.549%, 03/06/20 (a)	$906,889
1,038,010	Series 2011-R3, Class 1A 0.569%, 03/11/20 (a)	1,041,741
749,441	Series 2011-R5, Class 1A 0.549%, 04/06/20 (a)	750,963
445,915	Series 2011-R6, Class 1A 0.549%, 05/07/20 (a)	446,350
504,768	Series 2010-R1, Class 1A 0.619%, 10/07/20(a)	507,449
108,827	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	109,924
401,616	Series 2010-A1, Class A 0.519%, 12/07/20 (a)	402,718

		7,989,380

	Total Collateralized Mortgage Obligations	106,462,624

	(Cost $106,628,517)

MORTGAGE-BACKED OBLIGATIONS - 15.71%
	Federal Home Loan Mortgage Corporation - 3.37%
68,050	1.510%, 02/01/18 (a)	68,404
177,906	2.909%, 11/01/18 (a)	181,348
834,026	6.876%, 11/01/19 (a)	889,280
105,430	1.597%, 11/01/22 (a)	106,793
49,514	1.611%, 11/01/22 (a)	50,284
21,151	2.599%, 10/01/24 (a)	22,008
126,969	2.944%, 10/01/25 (a)	129,640
548,165	3.392%, 08/01/28 (a)	577,080
65,913	1.738%, 07/01/29 (a)	67,532
261,771	2.847%, 05/01/31 (a)	278,601
9,264,012	2.381%, 03/01/35 (a)	9,810,154
2,964,970	2.410%, 04/01/35 (a)	3,138,984
4,171,069	2.614%, 06/01/37 (a)	4,459,528

		19,779,636

	Federal Home Loan Mortgage Corporation Gold - 2.14%
1,341	6.500%, 05/01/14	1,343
5,842	6.500%, 06/01/14	5,881
5,989	6.000%, 12/01/14	6,021
55,786	8.000%, 12/01/15	57,897
67,257	6.000%, 03/01/16	71,064
10,852	6.500%, 07/01/16	10,975
170,083	5.000%, 10/01/17	180,727
204,295	5.000%, 11/01/17	217,048
2,290,215	4.500%, 05/01/18	2,426,490
3,957,605	4.500%, 06/01/18	4,193,459
148,352	5.500%, 01/01/20	160,803
8,930	3.500%, 08/01/20	9,465
26,437	3.500%, 09/01/20	28,020
10,904	3.500%, 10/01/20	11,459
3,629,784	4.500%, 10/01/20	3,845,353
85,210	3.500%, 11/01/20	90,310
64,771	3.500%, 12/01/20	68,652
15,690	3.500%, 01/01/21	16,631
16,655	3.500%, 03/01/21	17,653
30,791	3.500%, 04/01/21	32,633
173,977	3.000%, 09/01/21	180,744
12,501	3.500%, 09/01/21	13,251
34,318	3.500%, 10/01/21	36,372
635,859	3.500%, 11/01/21	673,897
67,294	3.000%, 12/01/21	69,918

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$48,562	3.500%, 10/01/22	$51,412
66,470	3.000%, 06/01/23	69,070
3,962	4.500%, 07/01/23	4,249

		12,550,797

	Federal National Mortgage Association - 9.59%
49,897	8.500%, 04/01/16	52,023
51,445	3.853%, 07/01/17 (a)	54,835
23,327	1.629%, 11/01/17 (a)	23,416
70,981	2.137%, 11/01/17 (a)	71,755
12,466	2.387%, 11/01/17 (a)	12,636
128,224	2.070%, 03/01/18 (a)	129,640
2,085,169	2.800%, 03/01/18	2,192,667
4,425,997	3.620%, 03/01/18	4,792,785
17,673	1.902%, 05/01/18 (a)	17,873
950,000	3.840%, 05/01/18	1,037,269
48,186	2.113%, 06/01/18 (a)	48,934
534,608	2.739%, 10/01/18 (a)	548,092
12,922	2.400%, 02/01/19 (a)	13,205
31,025	1.895%, 05/01/19 (a)	31,425
106,575	6.864%, 12/01/19 (a)	115,226
98,138	1.875%, 01/01/20 (a)	98,944
7,975	5.000%, 01/01/20	8,497
36,198	3.500%, 04/01/20	38,235
44,095	1.951%, 05/01/20 (a)	44,104
198,885	5.826%, 05/01/20 (a)	212,062
9,971	3.500%, 06/01/20	10,535
35,350	3.500%, 07/01/20	37,354
22,606	3.500%, 08/01/20	23,920
288,216	3.500%, 09/01/20	304,575
1,053,608	3.416%, 10/01/20	1,110,404
73,444	3.500%, 10/01/20	77,609
254,697	3.500%, 11/01/20	269,260
220,968	3.500%, 12/01/20	233,587
863,181	3.632%, 12/01/20	923,407
43,286	3.500%, 01/01/21	45,878
335,173	3.500%, 02/01/21	354,655
67,065	3.500%, 03/01/21	70,876
104,151	3.500%, 04/01/21	110,058
213,798	3.500%, 05/01/21	226,392
1,774,804	4.375%, 06/01/21	1,946,666
3,743,688	3.500%, 07/01/21	3,964,214
20,982	3.500%, 08/01/21	22,170
32,855	3.500%, 09/01/21	34,715
22,253	3.500%, 12/01/21	23,516
38,013	3.500%, 01/01/22	40,175
56,746	3.500%, 02/01/22	59,977
322,099	6.629%, 02/01/22 (a)	343,438
69,591	3.500%, 10/01/22	73,561
41,177	3.020%, 01/01/23 (a)	42,060
100,446	2.917%, 03/01/24 (a)	102,106
30,020	2.860%, 04/01/25 (a)	31,865
34,777	5.925%, 10/01/25 (a)	37,081
285,605	3.173%, 02/01/27 (a)	292,859
860,812	5.000%, 03/01/27	923,325
94,627	1.971%, 07/01/27 (a)	96,602
162,296	2.310%, 07/01/27 (a)	166,532
186,895	4.658%, 01/01/29 (a)	203,014
44,484	4.653%, 02/01/29 (a)	48,321
2,589,572	2.713%, 08/01/29 (a)	2,640,841
82,404	2.263%, 07/01/31 (a)	86,775
89,411	2.380%, 07/01/32 (a)	94,494
62,120	2.505%, 07/01/32 (a)	65,939

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2013 (unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$17,250	6.000%, 08/01/32	$18,988
272,885	2.751%, 09/01/32 (a)	290,964
262,014	2.073%, 01/01/33 (a)	271,751
86,903	2.341%, 06/01/33 (a)	91,761
1,267,475	4.611%, 08/01/33 (a)	1,376,794
8,129	6.000%, 11/01/33	8,954
805,164	2.193%, 04/01/34 (a)	845,939
525,172	2.206%, 07/01/34 (a)	548,411
532,315	2.206%, 08/01/34 (a)	555,935
216,937	6.000%, 09/01/34	238,761
4,698,238	2.329%, 10/01/34 (a)	4,980,982
7,070	6.000%, 10/01/34	7,784
4,542,665	2.390%, 11/01/34 (a)	4,837,085
123,866	6.000%, 05/01/35	136,296
1,670,031	2.338%, 06/01/35 (a)	1,764,321
10,086	6.000%, 07/01/36	11,109
2,089,488	2.487%, 12/01/36 (a)	2,206,366
1,087,680	2.622%, 07/01/37 (a)	1,159,739
4,659,143	2.538%, 09/01/37 (a)	4,926,507
306,616	6.500%, 11/01/37	343,863
2,619,548	2.570%, 01/01/38 (a)	2,756,773
82,987	6.000%, 06/01/38	91,588
275,657	6.000%, 09/01/38	303,492
28,249	6.000%, 11/01/38	31,250
2,753,238	2.215%, 05/01/39 (a)	2,894,435
245,813	6.000%, 10/01/39	271,391
573,670	2.206%, 08/01/44 (a)	599,380

		56,252,998

	Government National Mortgage Association - 0.61%
52,991	7.000%, 04/15/26	62,477
360,563	2.125%, 04/20/34 (a)	380,109
1,681,350	1.625%, 06/20/34 (a)	1,740,212
1,322,553	1.625%, 08/20/34 (a)	1,369,140

		3,551,938

	Total Mortgage-Backed Obligations	92,135,369

	(Cost $90,310,891)

AGENCY DEBENTURES - 11.13%
	Federal Home Loan Banks
29,175,000	0.000%, 04/15/14	29,166,306
	Federal Home Loan Banks
28,925,000	0.000%, 05/01/14	28,914,153
	Federal Home Loan Banks
1,600,000	3.375%, 09/08/23	1,635,808
	Small Business Administration
15,156	1.075%, 03/25/14 (a)	15,139
	Sri Lanka Government Aid Bond
5,500,000	0.544%, 11/01/24 (a) (e)	5,500,000

	Total Agency Debentures	65,231,406

	(Cost $65,188,924)

Par Value		Value

U.S. TREASURY OBLIGATIONS - 22.02%
	United States Treasury Notes & Bonds - 22.02%
$10,200,000	0.250%, 02/28/14	$10,203,182
47,900,000	0.250%, 03/31/14	47,916,861
71,000,000	0.135%, 04/24/14	70,973,943

	Total U.S. Treasury Obligations	129,093,986

	(Cost $129,065,934)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.53%
	FDIC Structured Sale Guaranteed Notes
1,364,335	Series 2010-S1, Class 1A 0.718%, 02/25/48 (a)	1,366,305
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,731,324	Series K501, Class A1 1.337%, 06/25/16 (d)	1,752,684
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d)	5,403,925
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d)	1,778,510
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,910,516	Series KF01, Class A 0.516%, 04/25/19	1,911,057
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
20,200,000	Series KF02, Class A1 0.580%, 07/25/20 (a)	20,208,304

	Total U.S. Government-Backed Obligations	32,420,785

	(Cost $32,237,497)

REPURCHASE AGREEMENT - 21.41%
125,500,000	Merrill Lynch, 0.090%, Dated 11/29/13, matures 12/02/13, repurchase price $125,500,628 (collateralized by $128,545,500 par amount of U.S. Treasury Notes with interest rates of 0.125% to 2.875% due 12/31/13 to 05/15/43, total market value $128,010,076)	125,500,000

	Total Repurchase Agreement	125,500,000

	(Cost $125,500,000)
	Total Investments - 94.21%	552,317,456

	(Cost $550,453,660) (f)
	Net Other Assets and Liabilities - 5.79%	33,963,442

	Net Assets - 100.00%	$586,280,898

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) – November 30, 2013 (unaudited)

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2013, this security amounted to $5,500,000 or 0.9% of net assets.
(f)	Cost for U.S. federal income tax purposes is $550,454,837. As of November 30, 2013, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $2,397,975 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $534,179. The net unrealized appreciation was $1,863,796.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2013 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.37%
	Federal Home Loan Mortgage Corporation REMIC - 9.34%
$165,052	Series 1448, Class F 1.568%, 12/15/22 (a) (c)	$169,539
1,072,427	Series 2868, Class AV 5.000%, 08/15/24 (c)	1,171,446
1,092,447	Series 3777, Class DA 3.500%, 10/15/24 (c)	1,142,652
4,994,229	Series 2977, Class M 5.000%, 05/15/25 (b)	5,408,717
362,889	Series 1980, Class Z 7.000%, 07/15/27 (c)	410,231
5,348,989	Series 3694, Class AG 3.500%, 11/15/27 (c)	5,413,285
2,195,528	Series 2236, Class Z 8.500%, 06/15/30 (c)	2,623,643
5,284,987	Series 3346, Class FT 0.518%, 10/15/33 (a) (b)	5,286,900
5,469,759	Series 3471, Class FB 1.168%, 08/15/35 (a)	5,508,857
7,568,490	Series 3208, Class FA 0.568%, 08/15/36 (a)	7,578,745
2,543,012	Series 3208, Class FH 0.568%, 08/15/36 (a)	2,549,679
563,759	Series 3827, Class J 4.000%, 11/15/36 (c)	567,640
2,078,850	Series 3367, Class YF 0.718%, 09/15/37 (a)	2,087,093
6,218,489	Series 3371 class FA 0.768%, 09/15/37 (a)	6,249,432
871,125	Series 3830, Class FD 0.528%, 03/15/41 (a)	872,566
888,646	Series 3827, Class KF 0.538%, 03/15/41 (a)	888,540
7,625,000	Series 4109, Class EC 2.000%, 12/15/41 (c)	7,663,635

		55,592,600

	Federal National Mortgage Association REMIC - 5.30%
59,321	Series 1988-12, Class A 3.794%, 02/25/18 (a)	61,934
1,960,834	Series 2009-70, Class TN 4.000%, 08/25/19	2,063,705
1,955,605	Series 2009-70, Class TM 4.000%, 08/25/19	2,058,202
299,484	Series G92-44, Class Z 8.000%, 07/25/22	324,208
2,136,940	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	2,184,900
753,650	Series 2006-45, Class TF 0.566%, 06/25/36 (a)	755,313
778,990	Series 2006-76, Class QF 0.566%, 08/25/36 (a) (b)	782,291
617,171	Series 2007-75, Class VF 0.616%, 08/25/37 (a)	617,437
5,111,094	Series 2007-91, Class FB 0.766%, 10/25/37 (a)	5,163,226
1,448,153	Series 2010-123, Class FL 0.596%, 11/25/40 (a)	1,452,424
2,835,020	Series 2011-110, Class FE 0.566%, 04/25/41 (a) (b)	2,840,315

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,246,174	Series 2011-59, Class FW 0.526%, 07/25/41 (a)	$1,248,057
1,971,416	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	2,000,287
2,428,832	Series 2013-96, Class FW 0.566%, 09/25/43 (a)	2,430,666
7,504,422	Series 2008-22, Class FD 1.006%, 04/25/48 (a)	7,545,366

		31,528,331

	National Credit Union Administration - 0.73%
1,099,626	Series 2011-R2, Class 1A 0.569%, 02/06/20 (a)	1,103,836
905,015	Series 2011-R4, Class 1A 0.549%, 03/06/20 (a)	906,889
1,160,129	Series 2011-R3, Class 1A 0.569%, 03/11/20 (a)	1,164,298
749,441	Series 2011-R5, Class 1A 0.549%, 04/06/20 (a)	750,963
445,915	Series 2011-R6, Class 1A 0.549%, 05/07/20 (a)	446,350

		4,372,336

	Total Collateralized Mortgage Obligations	91,493,267

	(Cost $91,487,093)

MORTGAGE-BACKED OBLIGATIONS - 15.21%
	Federal Home Loan Mortgage Corporation - 1.19%
407,308	2.644%, 01/01/34 (a)	432,246
175,096	2.571%, 11/01/34 (a)	186,616
3,678,064	2.410%, 04/01/35 (a)	3,893,930
1,312,851	2.386%, 08/01/35 (a)	1,389,703
1,102,922	2.627%, 05/01/36 (a)	1,175,114

		7,077,609

	Federal Home Loan Mortgage Corporation Gold - 3.76%
758	7.000%, 03/01/15	776
179,533	5.000%, 10/01/17	190,767
215,645	5.000%, 11/01/17	229,106
221,904	8.000%, 11/01/17	237,587
184,957	5.500%, 03/01/18	196,723
89,794	5.500%, 04/01/18	95,081
1,881,989	4.500%, 05/01/18	1,993,974
108,942	6.500%, 05/01/18	120,773
3,281,916	4.500%, 06/01/18	3,477,503
11,976	6.000%, 10/01/18	13,138
1,819	6.000%, 11/01/18	1,997
842,322	5.500%, 02/01/19	901,938
157,079	5.500%, 01/01/20	170,262
2,445,436	5.000%, 04/01/20	2,599,772
1,943,720	3.500%, 08/01/20	2,060,143
21,882	3.500%, 09/01/20	23,192
3,006,152	4.500%, 10/01/20	3,184,684
70,529	3.500%, 11/01/20	74,751
53,611	3.500%, 12/01/20	56,822
12,986	3.500%, 01/01/21	13,766
13,785	3.500%, 03/01/21	14,612
25,421	3.500%, 04/01/21	26,942
141,063	3.000%, 09/01/21	146,550

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2013 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$10,347	3.500%, 09/01/21	$10,968
28,405	3.500%, 10/01/21	30,105
526,303	3.500%, 11/01/21	557,787
56,078	3.000%, 12/01/21	58,265
40,195	3.500%, 10/01/22	42,554
56,974	3.000%, 06/01/23	59,203
512,921	5.000%, 08/01/35	555,718
60,027	5.000%, 12/01/35	64,934
654,911	5.000%, 03/01/37	706,752
1,166,068	5.000%, 05/01/37	1,257,684
882,657	5.000%, 02/01/38	951,555
302,126	5.000%, 03/01/38	325,709
265,966	5.000%, 09/01/38	286,801
931,313	5.000%, 12/01/38	1,004,020
590,891	5.000%, 01/01/39	637,079

		22,379,993

	Federal National Mortgage Association - 10.26%
2,277	6.000%, 02/01/18	2,505
1,232,145	2.800%, 03/01/18	1,295,667
950,000	3.840%, 05/01/18	1,037,269
752,182	5.500%, 05/01/18	800,771
26,420	6.000%, 05/01/18	29,058
230,814	5.500%, 06/01/18	245,268
1,384	6.000%, 08/01/18	1,523
2,144	6.000%, 09/01/18	2,359
234,418	5.500%, 10/01/18	250,351
253,664	5.500%, 11/01/18	270,906
209,388	6.000%, 11/01/18	230,389
18,114	5.500%, 12/01/18	19,403
334,580	6.000%, 12/01/18	368,219
293,455	6.000%, 01/01/19	322,987
2,800,439	3.334%, 01/25/19 (c)	2,915,456
4,211	6.000%, 02/01/19	4,633
98,779	6.000%, 04/01/19	108,681
24,075	6.000%, 05/01/19	26,500
29,878	3.500%, 04/01/20	31,559
8,230	3.500%, 06/01/20	8,696
29,178	3.500%, 07/01/20	30,832
1,148,218	3.500%, 08/01/20	1,214,959
237,893	3.500%, 09/01/20	251,395
766,261	3.416%, 10/01/20	807,567
60,621	3.500%, 10/01/20	64,058
210,227	3.500%, 11/01/20	222,246
182,387	3.500%, 12/01/20	192,800
575,454	3.632%, 12/01/20	615,605
35,728	3.500%, 01/01/21	37,868
1,543,556	4.302%, 01/01/21	1,699,065
276,651	3.500%, 02/01/21	292,731
55,355	3.500%, 03/01/21	58,501
85,966	3.500%, 04/01/21	90,841
176,468	3.500%, 05/01/21	186,863
1,479,004	4.375%, 06/01/21	1,622,222
3,090,028	3.500%, 07/01/21	3,272,050
17,318	3.500%, 08/01/21	18,299
27,118	3.500%, 09/01/21	28,653
18,368	3.500%, 12/01/21	19,410
31,376	3.500%, 01/01/22	33,161
46,838	3.500%, 02/01/22	49,505
57,441	3.500%, 10/01/22	60,718
77,481	6.000%, 10/01/23	85,554
688,649	5.000%, 03/01/27	738,660
151,151	7.000%, 08/01/28	169,057

Par Value		Value

	Federal National Mortgage Association - (continued)
$598,901	7.000%, 11/01/28	$678,634
37,581	7.000%, 02/01/32	43,387
47,689	2.360%, 05/01/32 (a)	50,402
171,830	7.000%, 05/01/32	194,141
280,237	2.751%, 09/01/32 (a)	298,803
134,104	7.000%, 09/01/32	153,166
839,955	2.340%, 07/01/33 (a)	887,158
556,492	2.224%, 11/01/33 (a)	588,989
1,156,437	2.340%, 12/01/33 (a)	1,221,997
417,203	2.454%, 03/01/34 (a)	443,748
773,085	2.307%, 04/01/34 (a)	817,195
256,547	2.310%, 08/01/34 (a)	271,559
2,787	6.000%, 09/01/34	3,068
1,450,941	1.967%, 10/01/34 (a)	1,542,942
435,144	2.334%, 10/01/34 (a)	463,219
4,398,106	1.935%, 01/01/35 (a)	4,581,763
399,652	2.516%, 03/01/35 (a)	424,361
1,091,971	2.595%, 04/01/35 (a)	1,160,790
929,000	2.260%, 05/01/35 (a)	976,850
565,261	2.299%, 05/01/35 (a)	595,827
912,358	2.437%, 05/01/35 (a)	969,341
617,638	1.832%, 06/01/35 (a)	639,121
1,837,034	2.338%, 06/01/35 (a)	1,940,753
3,894,106	4.571%, 06/01/35 (a)	4,131,893
870,101	1.888%, 08/01/35 (a)	904,215
1,258,626	2.500%, 08/01/35 (a)	1,340,038
2,312,558	2.595%, 09/01/35 (a)	2,465,765
929,495	3.118%, 09/01/35 (a)	991,074
551,797	2.210%, 10/01/35 (a)	584,237
1,555,256	2.392%, 11/01/35 (a)	1,649,632
1,477,829	2.612%, 03/01/36 (a)	1,573,237
870,285	2.627%, 04/01/36 (a)	928,177
2,549,610	2.867%, 12/01/37 (a)	2,729,797
2,046,480	2.570%, 01/01/38 (a)	2,153,685
2,342,411	2.215%, 05/01/39 (a)	2,462,539
219,834	5.000%, 10/01/39	241,138
154,515	6.000%, 10/01/39	170,483

		61,107,944

	Total Mortgage-Backed Obligations	90,565,546

	(Cost $88,060,972)

AGENCY DEBENTURES - 3.81%
	Federal Home Loan Mortgage Corporation - 1.64%
9,700,000	1.000%, 07/30/14	9,755,115

		9,755,115

	Federal National Mortgage Association - 2.17%
4,800,000	0.625%, 10/30/14	4,819,435
1,100,000	0.750%, 12/19/14	1,106,457
7,000,000	0.500%, 10/22/15	7,014,063

		12,939,955

	Total Agency Debentures	22,695,070

	(Cost $22,604,498)

U.S. TREASURY OBLIGATIONS - 56.20%
	United States Treasury Notes & Bonds - 56.20%
231,500,000	0.250%, 09/30/15	231,481,943
4,750,000	0.250%, 10/31/15	4,748,328
19,200,000	0.250%, 12/15/15	19,183,507

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2013 (unaudited)

Par Value		Value

	United States Treasury Notes & Bonds - (continued)
$38,900,000	0.875%, 09/15/16	$39,316,347
39,700,000	0.625%, 10/15/16	39,814,773

		334,544,898

	Total U.S. Treasury Obligations	334,544,898

	(Cost $334,051,133)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.12%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,731,324	Series K501, Class A1 1.337%, 06/25/16 (c)	1,752,684
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2 1.655%, 11/25/16 (c)	5,301,964
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,569,273
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,552,294	Series KF01, Class A 0.516%, 04/25/19 (a) (c)	1,552,734
2,300,000	National Credit Union Administration 3.000%, 06/12/19	2,438,966

	Total U.S. Government-Backed Obligations	12,615,621

	(Cost $12,308,591)

REPURCHASE AGREEMENT - 4.72%
28,100,000	UBS, 0.070%, Dated 11/29/13, matures 12/02/13, repurchase price $28,100,109 (collateralized by $26,932,300 par amount of U.S. Treasury Notes with an interest rate of 0.750% to 6.000% due 06/15/14 to 02/15/41, total market value $28,662,051)	28,100,000

	Total Repurchase Agreement	28,100,000

	(Cost $28,100,000)
	Total Investments - 97.43%	580,014,402

	(Cost $576,612,287) (d)
	Net Other Assets and Liabilities - 2.57%	15,277,324

	Net Assets - 100.00%	$595,291,726

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2013. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has PAC (Planned Amortization Class) collateral.

(c)	This security has Sequential collateral.

(d)	Cost for U.S. federal income tax purposes is $576,612,287. As of November 30, 2013, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $3,806,282 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $404,167. The net unrealized appreciation was $3,402,115.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the three months ended November 30, 2013, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 31, 2013 is as follows:

	Money Market Portfolio
	Total Market Value at 11/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$87,001,819	$—	$87,001,819	$—

* Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2013 (Unaudited)

	Ultra-Short Duration Government Portfolio

	Total Market Value at 11/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Asset-Backed Securities	$1,473,286	$—	$1,473,286	$—
Collateralized Mortgage Obligations	106,462,624	—	106,462,624	—
Mortgage-Backed Obligations	92,135,369	—	92,135,369	—
Agency Debentures	65,231,406	—	59,731,406	5,500,000
U.S. Treasury Obligations	129,093,986	—	129,093,986	—
U.S. Government-Backed Obligations	32,420,785	—	32,420,785	—
Repurchase Agreement	125,500,000	—	125,500,000	—

	$552,317,456	$—	$546,817,456	$5,500,000

	Short Duration Portfolio

	Total Market Value at 11/30/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments *	$580,014,402	$—	$580,014,402	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2013:

Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2013	$5,750,000
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	—

Fair Value, as of November 30, 2013	$5,500,000

Short Duration Government Portfolio
Fair Value, as of August 31, 2013	$2,388,251
Transfers into Level 3	—
Transfers out of Level 3	(2,438,966)
Gross purchases	—
Gross sales	—
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	50,715

Fair Value, as of November 30, 2013	$—

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2013 (Unaudited)

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2013 the Portfolios did not hold any when-issued securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Credit Unions

By (Signature and Title)* /s/ Jay E. Johnson

Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jay E. Johnson

Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 23, 2014

* Print the name and title of each signing officer under his or her signature.